Leases - Movements in right-of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Balance at the beginning	$ 81,996	$ 516
Additions, net	30,555	85,036
Depreciation	(19,226)	(3,556)
Balance at the end	93,325	81,996
Vessels
Leases
Balance at the beginning	81,651
Additions, net	30,361	84,761
Depreciation	(18,854)	(3,110)
Balance at the end	93,158	81,651
Vessels' Equipment
Leases
Balance at the beginning	345	516
Additions, net	194	275
Depreciation	(372)	(446)
Balance at the end	$ 167	$ 345